Schedule of Warrant Activity (Details) - Warrant [Member]		6 Months Ended		12 Months Ended
		Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, beginning balance | shares		37,844,404	37,844,404	95,777,806	95,777,806	13,046,484		13,046,484
Weighted average exercise price, beginning balance			$ 0.43		$ 0.54			$ 0.88
Weighted average grant date, beginning balance		$ 0.10		$ 0.18		$ 0.28
Number of warrants, Issued | shares		58,284,148	58,284,148	19,994,080	19,994,080	27,360,284		27,360,284
Weighted average exercise price, Issued			$ 0.50		$ 0.60			$ 0.27
Weighted average grant date, Issued		$ 0.27		$ 0.19		$ 0.03
Number of warrants, Expired | shares		(350,746)	(350,746)	(4,359,174)	(4,359,174)	(229,464)		(229,464)
Weighted average exercise price, Expired			$ 14.84		$ 0.59			$ 8.50
Weighted average grant date, Expired		$ 5.97		$ 0.19		$ 3.54
Number of warrants, Excercised | shares		(3,315,200)	(3,315,200)			(2,332,900)	[1]	(2,332,900)	[1]
Weighted average exercise price, Exercised			$ 0.59					$ 0.25	[1]
Weighted average grant date, Exercised	[1]					$ 0.02
Number of warrants, ending balance | shares		95,777,806	95,777,806	111,412,712	111,412,712	37,844,404		37,844,404
Weighted average exercise price, ending balance			$ 0.54		$ 0.54			$ 0.43
Weighted average grant date, ending balance		$ 0.18		$ 0.18		$ 0.10

[1]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.